Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN

16. EMPLOYEE BENEFIT PLAN

The Company sponsors a 401(k) savings plan (the “Savings Plan”). All employees are eligible to participate in the Savings Plan after meeting certain eligibility requirements. Participants may elect to have a portion of their salary deferred and contributed to the Savings Plan up to the limit allowed by the applicable income tax regulations. The Company’s current policy is to match employee contributions up to certain overall limits. The Company made matching contributions of $0.1 million and $0.2 million during the years ended December 31, 2024 and 2023, respectively.